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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04847

                                  Eclipse Funds
               (Exact name of registrant as specified in charter)

  51 Madison Avenue, New York, New York                                  10010
(Address of principal executive offices)                              (Zip Code)

     Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ 07054
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended July 30, 2005 is filed herewith.

MAINSTAY BALANCED FUND

PORTFOLIO OF INVESTMENTS July 31, 2005 unaudited

                                                                    PRINCIPAL
                                                                     AMOUNT        VALUE
                                                                   ----------   ----------
      LONG-TERM BONDS (38.9%)                            +
      CONVERTIBLE BOND (0.0%)                            ++
      INTERNET (0.0%)                                    ++
      At Home Corp., Subordinated Note
      4.75%, due 12/15/06                                (a)(b)    $  177,810   $       18
                                                                                ----------
      Total Convertible Bond
      (Cost $7,981)                                                                     18
                                                                                ----------
      CORPORATE BONDS (36.6%)
      AEROSPACE & DEFENSE (0.9%)
      General Dynamics Corp., Global Note
      4.50%, due 8/15/10                                              874,000      872,005
      United Technologies Corp.
      6.50%, due 6/1/09                                             5,628,000    6,018,369
      7.125%, due 11/15/10                                          2,180,000    2,434,177
                                                                                ----------
                                                                                 9,324,551
                                                                                ----------
      AUTO PARTS & EQUIPMENT (0.4%)
      Johnson Controls, Inc.
      6.30%, due 2/1/08                                             4,325,000    4,493,346
                                                                                ----------
      BANKS (6.2%)
      Bank of America Corp., Subordinated Note
      7.40%, due 1/15/11                                            1,000,000    1,135,702
      7.80%, due 2/15/10                                            1,500,000    1,690,669
      Bank One Corp.
      6.00%, due 8/1/08                                             5,247,000    5,457,971
      Bank One Corp., Subordinated Note
      7.875%, due 8/1/10                                            7,000,000    7,945,511
      Bank One Texas
      6.25%, due 2/15/08                                            1,800,000    1,876,507
      BankAmerica Corp./Old, Subordinated Note
      7.125%, due 3/1/09                                            1,660,000    1,792,340
      BankBoston NA, Subordinated Note
      6.375%, due 3/25/08                                           1,000,000    1,044,805
      Deutsche Bank Financial, Inc., Subordinated Note
      6.70%, due 12/13/06                                           1,311,000    1,350,456
      FleetBoston Financial Corp.
      6.375%, due 5/15/08                                           1,000,000    1,045,512
      FleetBoston Financial Corp., Subordinated Note
      7.375%, due 12/1/09                                           1,200,000    1,324,703
      JPMorgan Chase & Co.
      6.75%, due 8/15/08                                            1,405,000    1,493,110
      Mellon Bank NA, Subordinated Note
      7.625%, due 9/15/07                                           1,311,000    1,396,649
      Mellon Funding Corp.
      6.375%, due 2/15/10                                           1,960,000    2,072,784
      Mellon Funding Corp., Subordinated Note
      6.70%, due 3/1/08                                             2,026,000    2,128,708
      SunTrust Banks, Inc., Senior Note

      6.25%, due 6/1/08                                             2,000,000    2,090,278
      Union Bank Switzerland, Subordinated Note
      7.25%, due 7/15/06                                            1,000,000    1,020,902
      US Bancorp
      3.125%, due 3/15/08                                             437,000      421,888
      US Bancorp/Old, Subordinated Note
      6.875%, due 9/15/07                                           3,000,000    3,144,636
      US Bank NA, Subordinated Note
      5.70%, due 12/15/08                                           1,747,000    1,805,014
      6.30%, due 7/15/08                                            3,305,000    3,472,474
      Wachovia Bank NA
      7.80%, due 8/18/10                                            4,000,000    4,564,236
      Wachovia Corp.
      6.375%, due 1/15/09                                           1,736,000    1,824,293
      Wachovia Corp., Global Note
      4.95%, due 11/1/06                                              437,000      439,473
      Wachovia Corp., Old, Subordinated Note
      6.25%, due 8/4/08                                             2,317,000    2,423,587
      Wachovia Corp., Subordinated Note
      6.15%, due 3/15/09                                            1,920,000    2,023,872
      Wells Fargo & Co., Global Note
      3.50%, due 4/4/08                                               437,000      427,056
      Wells Fargo Bank NA
      6.45%, due 2/1/11                                             1,847,000    2,004,826
      Wells Fargo Bank NA, Subordinated Note
      7.55%, due 6/21/10                                            4,500,000    5,072,152
                                                                                ----------
                                                                                62,490,114
                                                                                ----------
      BEVERAGES (1.2%)
      Anheuser-Busch Cos., Inc.
      5.375%, due 9/15/08                                             900,000      923,306
      5.625%, due 10/1/10                                           1,500,000    1,566,171
      5.65%, due 9/15/08                                              454,000      468,683
      5.75%, due 4/1/10                                               655,000      685,394
      6.00%, due 4/15/11                                            2,110,000    2,261,468
      7.50%, due 3/15/12                                            2,200,000    2,558,538
      9.00%, due 12/1/09                                            1,190,000    1,392,720
      PepsiCo., Inc.
      5.75%, due 1/15/08                                            1,747,000    1,799,529
                                                                                ----------
                                                                                11,655,809
                                                                                ----------
      CHEMICALS (1.0%)
      EI Du Pont de Nemours & Co.
      3.375%, due 11/15/07                                            805,000      787,325
      4.75%, due 11/15/12                                           2,000,000    2,017,530
      6.75%, due 9/1/07                                             2,000,000    2,093,146
      Praxair, Inc.
      6.50%, due 3/1/08                                             2,536,000    2,641,340
      Sherwin-Williams Co. (The)
      6.85%, due 2/1/07                                             2,649,000    2,733,326
                                                                                ----------
                                                                                10,272,667
                                                                                ----------
      COMPUTERS (1.2%)
      Computer Sciences Corp.
      6.25%, due 3/15/09                                            1,012,000    1,053,053
      Hewlett-Packard Co., Global Note
      5.50%, due 7/1/07                                             1,200,000    1,223,112
      5.75%, due 12/15/06                                           1,311,000    1,334,042
      International Business Machines Corp.
      4.75%, due 11/29/12                                           1,500,000    1,508,156
      5.375%, due 2/1/09                                              958,000      985,736
      5.50%, due 1/15/09                                              467,000      482,161

      6.45%, due 8/1/07                                             4,664,000    4,841,055
      International Business Machines Corp., Senior
         Note
      4.875%, due 10/1/06                                             437,000      440,494
                                                                                ----------
                                                                                11,867,809
                                                                                ----------
      COSMETICS & PERSONAL CARE (1.0%)
      Gillette Co. (The)
      2.875%, due 3/15/08                                             437,000      420,947
      3.50%, due 10/15/07                                           1,311,000    1,287,203
      Kimberly-Clark Corp.
      7.10%, due 8/1/07                                             3,245,000    3,411,819
      Procter & Gamble Co.
      4.75%, due 6/15/07                                              218,000      219,749
      Procter & Gamble Co., Global Note
      6.875%, due 9/15/09                                           3,877,000    4,222,018
                                                                                ----------
                                                                                 9,561,736
                                                                                ----------
      DIVERSIFIED FINANCIAL SERVICES (11.2%)
      American Express Co.
      5.50%, due 9/12/06                                            1,000,000    1,011,103
      American Express Credit Corp.
      3.00%, due 5/16/08                                              874,000      841,167
      Associates Corp. of N. America, Senior Note
      6.25%, due 11/1/08                                            1,800,000    1,891,591
      Bear Stearns Cos. (The), Inc., Global Note
      4.00%, due 1/31/08                                            1,092,000    1,079,475
      7.625%, due 12/7/09                                           3,250,000    3,616,243
      7.80%, due 8/15/07                                            2,000,000    2,127,158
      Boeing Capital Corp., Senior Note
      5.75%, due 2/15/07                                              859,000      876,279
      Caterpillar Financial Services Corp., Senior
         Note
      4.875%, due 6/15/07                                           1,725,000    1,735,191
      CIT Group, Inc.
      5.875%, due 10/15/08                                          1,800,000    1,867,118
      6.875%, due 11/1/09                                           2,500,000    2,701,680
      CIT Group, Inc., Senior Note
      4.75%, due 12/15/10                                             655,000      649,609
      5.50%, due 11/30/07                                           1,000,000    1,019,262
      7.375%, due 4/2/07                                            2,000,000    2,092,616
      Citicorp, Series F, Subordinated Note
      6.375%, due 11/15/08                                          1,500,000    1,580,165
      Citicorp, Subordinated Note
      7.20%, due 6/15/07                                            1,000,000    1,052,525
      Citigroup Global Markets Holdings, Inc.
      6.50%, due 2/15/08                                            3,500,000    3,666,516
      Citigroup, Inc., Global Senior Note
      5.00%, due 3/6/07                                               655,000      662,333
      6.50%, due 1/18/11                                            1,474,000    1,598,771
      Credit Suisse First Boston USA, Inc., Senior
         Note
      6.50%, due 6/1/08                                             4,500,000    4,717,400
      General Electric Capital Corp.
      4.25%, due 1/15/08                                              437,000      435,069
      5.375%, due 3/15/07                                             874,000      888,646
      6.50%, due 12/10/07                                           2,000,000    2,092,060
      General Electric Capital Corp., Series A
      6.875%, due 11/15/10                                          2,877,000    3,154,976
      Goldman Sachs Group, Inc.
      6.65%, due 5/15/09                                            2,430,000    2,594,360
      Goldman Sachs Group, Inc., Senior Note
      5.70%, due 9/1/12                                               874,000      912,071
      Goldman Sachs Group, Inc., Series B

      7.35%, due 10/1/09                                            7,650,000    8,391,094
      Heller Financial, Inc.
      6.375%, due 3/15/06                                             218,000      221,022
      Household Finance Corp.
      6.375%, due 8/1/10                                              437,000      466,609
      6.40%, due 6/17/08                                            3,600,000    3,774,395
      6.50%, due 11/15/08                                           3,000,000    3,168,597
      6.75%, due 5/15/11                                            2,374,000    2,592,584
      Household Finance Corp., Senior Note
      5.875%, due 2/1/09                                              437,000      452,825
      International Lease Finance Corp.
      4.50%, due 5/1/08                                               437,000      434,467
      International Lease Finance Corp., Global Note
      5.625%, due 6/1/07                                              655,000      666,599
      6.375%, due 3/15/09                                           2,000,000    2,085,008
      John Deere Capital Corp.
      3.125%, due 12/15/05                                            437,000      435,685
      6.00%, due 2/15/09                                            2,000,000    2,081,262
      John Deere Capital Corp., Global Note
      3.90%, due 1/15/08                                              218,000      215,167
      4.50%, due 8/22/07                                              437,000      436,998
      JP Morgan & Co., Inc./Old, Subordinated Note
      6.25%, due 2/15/11                                              262,000      278,943
      JPMorgan Chase & Co.
      5.35%, due 3/1/07                                             1,048,000    1,063,851
      Lehman Brothers Holdings, Inc.
      4.42%, due 9/28/07                                            2,000,000    1,991,660
      6.625%, due 2/5/06 - 1/18/12                                  1,812,000    1,939,810
      7.00%, due 2/1/08                                             3,500,000    3,700,431
      8.25%, due 6/15/07                                            1,000,000    1,066,627
      Lehman Brothers, Inc.
      6.50%, due 4/15/08                                            1,600,000    1,676,187
      Lehman Brothers, Inc., Senior Subordinated Note
      7.625%, due 6/1/06                                              306,000      313,723
      Merrill Lynch & Co., Inc.
      4.31%, due 3/2/09                                               437,000      425,310
      6.00%, due 2/17/09                                            8,337,000    8,708,822
      6.375%, due 10/15/08                                          1,112,000    1,174,034
      7.00%, due 1/15/07                                            1,757,000    1,821,187
      Merrill Lynch & Co., Inc., Series C
      4.31%, due 3/12/07                                            1,000,000      993,750
      Morgan Stanley & Co.
      5.80%, due 4/1/07                                               874,000      892,816
      Morgan Stanley Group, Inc.
      6.875%, due 3/1/07                                            3,600,000    3,731,789
      Morgan Stanley, Global Note
      6.75%, due 4/15/11                                            2,811,000    3,060,069
      Pitney Bowes Credit Corp.
      5.75%, due 8/15/08                                              874,000      907,992
      SLM Corp.
      3.625%, due 3/17/08                                             437,000      425,409
      4.00%, due 1/15/09                                              437,000      428,846
      4.35%, due 3/2/09                                             1,311,000    1,278,107
      5.27%, due 1/31/14                                              874,000      866,195
      5.625%, due 4/10/07                                           2,000,000    2,036,742
      Toyota Motor Credit Corp.
      5.50%, due 12/15/08                                           1,477,000    1,523,237
      Wells Fargo Financial, Inc., Senior Note
      5.875%, due 8/15/08                                           2,316,000    2,400,187

      6.85%, due 7/15/09                                              109,000       119,024
                                                                                -----------
                                                                                113,110,444
                                                                                -----------
      ELECTRIC (0.1%)
      Interstate Power & Light Co.
      6.625%, due 8/1/09                                            1,311,000     1,388,439
                                                                                -----------
      ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
      Emerson Electric Co.
      5.00%, due 10/15/08                                             262,000       266,014
      5.85%, due 3/15/09                                            2,386,000     2,485,995
      7.125%, due 8/15/10                                           4,000,000     4,447,060
                                                                                -----------
                                                                                  7,199,069
                                                                                -----------
      ELECTRONICS (0.3%)
      Honeywell, Inc.
      7.00%, due 3/15/07                                            2,376,000     2,473,965
      7.125%, due 4/15/08                                             131,000       139,223
                                                                                -----------
                                                                                  2,613,188
                                                                                -----------
      FOOD (2.3%)
      Campbell Soup Co.
      5.50%, due 3/15/07                                            3,405,000     3,463,849
      6.75%, due 2/15/11                                            2,650,000     2,906,401
      General Mills, Inc.
      5.125%, due 2/15/07                                             437,000       441,170
      Kellogg Co.
      4.875%, due 10/15/05                                            564,000       565,175
      6.60%, due 4/1/11                                             4,500,000     4,905,504
      Nabisco, Inc.
      7.05%, due 7/15/07                                            2,028,000     2,120,454
      Sara Lee Corp., Series C
      6.00%, due 1/15/08                                            1,048,000     1,074,840
      Unilever Capital Corp.
      6.875%, due 11/1/05                                             961,000       967,980
      7.125%, due 11/1/10                                           5,700,000     6,328,625
                                                                                -----------
                                                                                 22,773,998
                                                                                -----------
      HEALTH CARE-PRODUCTS (0.3%)
      Johnson & Johnson
      6.625%, due 9/1/09                                            2,371,000     2,561,273
                                                                                -----------
      INSURANCE (0.5%)
      Allstate Corp. (The), Senior Note
      7.20%, due 12/1/09                                            1,900,000     2,087,579
      John Hancock Financial Services, Inc., Senior Note
      5.625%, due 12/1/08                                           2,640,000     2,723,931
      Loews Corp.
      6.75%, due 12/15/06                                             437,000       449,065
                                                                                -----------
                                                                                  5,260,575
                                                                                -----------
      INVESTMENT COMPANIES (0.6%)
      Credit Suisse First Boston USA, Inc.
      6.125%, due 11/15/11                                          5,462,000     5,843,657
                                                                                -----------
      MACHINERY - CONSTRUCTION & MINING (0.9%)
      Caterpillar, Inc.
      6.55%, due 5/1/11                                             3,915,000     4,264,249
      Caterpillar, Inc., Senior Note
      7.25%, due 9/15/09                                            4,347,000     4,760,613
                                                                                -----------
                                                                                  9,024,862
                                                                                -----------
      MACHINERY - DIVERSIFIED (0.4%)
      Deere & Co.
      7.85%, due 5/15/10                                            3,608,000     4,101,001
                                                                                -----------

      MEDIA (0.3%)
      Gannett Co., Inc.
      5.50%, due 4/1/07                                                437,000      444,658
      6.375%, due 4/1/12                                             2,095,000    2,279,377
                                                                                 ----------
                                                                                  2,724,035
                                                                                 ----------
      MISCELLANEOUS - MANUFACTURING (0.7%)
      Honeywell International, Inc.
      7.50%, due 3/1/10                                              3,485,000    3,902,315
      Illinois Tool Works, Inc.
      5.75%, due 3/1/09                                              3,090,000    3,220,834
                                                                                 ----------
                                                                                  7,123,149
                                                                                 ----------
      OFFICE & BUSINESS EQUIPMENT (0.1%)
      Pitney Bowes, Inc.
      5.875%, due 5/1/06                                             1,131,000    1,142,069
                                                                                 ----------
      OIL & GAS (0.9%)
      Atlantic Richfield Co.
      5.90%, due 4/15/09                                             1,000,000    1,050,882
      Conoco, Inc.
      6.35%, due 4/15/09                                             3,000,000    3,190,896
      ConocoPhillips
      6.375%, due 3/30/09                                            2,160,000    2,295,788
      Texaco Capital, Inc.
      5.50%, due 1/15/09                                             2,000,000    2,080,108
      Tosco Corp.
      7.25%, due 1/1/07                                                874,000      903,406
                                                                                 ----------
                                                                                  9,521,080
                                                                                 ----------
      PHARMACEUTICALS (0.6%)
      Abbott Laboratories
      5.625%, due 7/1/06                                               874,000      885,513
      6.40%, due 12/1/06                                             1,500,000    1,542,319
      Eli Lilly & Co., Global Note
      5.50%, due 7/15/06                                               655,000      662,699
      Pharmacia Corp.
      5.875%, due 12/1/08                                              437,000      456,422
      Warner-Lambert Co.
      6.00%, due 1/15/08                                             2,218,000    2,299,474
                                                                                 ----------
                                                                                  5,846,427
                                                                                 ----------
      RETAIL (2.3%)
      Home Depot, Inc., Senior Note
      5.375%, due 4/1/06                                             1,118,000    1,126,016
      Kohl's Corp.
      6.30%, due 3/1/11                                                612,000      653,599
      Target Corp.
      5.375%, due 6/15/09                                            2,706,000    2,784,520
      5.40%, due 10/1/08                                             1,700,000    1,747,952
      5.50%, due 4/1/07                                              2,179,000    2,221,039
      5.95%, due 5/15/06                                               306,000      309,811
      7.50%, due 8/15/10                                             3,034,000    3,420,650
      Wal-Mart Stores, Inc.
 &    6.875%, due 8/10/09                                           10,088,000   10,935,311
      7.25%, due 6/1/13                                                349,000      404,715
                                                                                 ----------
                                                                                 23,603,613
                                                                                 ----------
      SOFTWARE (0.5%)
      First Data Corp., Senior Note
      5.625%, due 11/1/11                                              661,000      689,900
      First Data Corp., Series D
      5.80%, due 12/15/08                                            1,725,000    1,792,637

      6.375%, due 12/15/07                                     2,133,000     2,220,587
                                                                           -----------
                                                                             4,703,124
                                                                           -----------
      TELECOMMUNICATIONS (1.7%)
      Alltel Corp., Senior Note
      7.00%, due 7/1/12                                        3,000,000     3,364,659
      Ameritech Capital Funding Corp.
      6.15%, due 1/15/08                                       1,916,000     1,985,041
      Bellsouth Capital Funding
      7.75%, due 2/15/10                                       1,000,000     1,123,814
      BellSouth Corp.
      6.00%, due 10/15/11                                      2,000,000     2,126,782
      Bellsouth Telecommunications
      5.875%, due 1/15/09                                        262,000       272,063
      GTE North, Inc., Series F
      6.375%, due 2/15/10                                        437,000       456,488
      New York Telephone Co.
      6.125%, due 1/15/10                                        874,000       903,060
      Pacific Bell
      6.875%, due 8/15/06                                        437,000       448,156
      Southwestern Bell Telephone
      6.375%, due 11/15/07                                        87,000        90,265
      6.625%, due 7/15/07                                      1,100,000     1,141,682
      Verizon/New England
      6.50%, due 9/15/11                                       5,000,000     5,362,430
                                                                           -----------
                                                                            17,274,440
                                                                           -----------
      TEXTILES (0.3%)
      Cintas Corp. No. 2, Senior Note
      6.00%, due 6/1/12                                        3,095,000     3,314,974
                                                                           -----------
      Total Corporate Bonds
         (Cost $373,905,600)                                               368,795,449
                                                                           -----------
      FOREIGN BONDS (1.0%)
      DIVERSIFIED FINANCIAL SERVICES (0.2%)
      John Deere BV, Guaranteed Note
      5.875%, due 4/6/06                                       1,500,000     1,516,998
                                                                           -----------
      FOOD (0.3%)
      Sysco International Co., Guaranteed Note
      6.10%, due 6/1/12                                        3,060,000     3,308,386
                                                                           -----------
      OIL & GAS (0.5%)
      ChevronTexaco Capital Co., Guaranteed Note
      3.50%, due 9/17/07                                         706,000       694,381
      ConocoPhillips
      8.75%, due 5/25/10                                       4,000,000     4,701,172
                                                                           -----------
                                                                             5,395,553
                                                                           -----------
      TRANSPORTATION (0.0%)                        ++
      Navigator Gas Transport PLC
      10.50%, due 6/30/07                          (a)(c)(d)      89,000        81,880
                                                                           -----------
      Total Foreign Bonds
      (Cost $10,407,264)                                                    10,302,817
                                                                           -----------
      FEDERAL AGENCIES (1.3%)
      FEDERAL FARM CREDIT BANK (0.1%)
      2.25%, due 9/1/06                                          437,000       428,342
      3.47%, due 10/3/07                                         437,000       430,144
      3.80%, due 9/4/07                                          437,000       433,332

      3.875%, due 5/7/10                                         655,000       638,115
                                                                           -----------
                                                                             1,929,933
                                                                           -----------
      FEDERAL HOME LOAN BANK (0.4%)
      2.50%, due 3/15/06                                         875,000       867,174
      3.375%, due 2/15/08                                        440,000       429,530
      3.50%, due 2/11/08                                         875,000       854,128
      3.75%, due 4/1/10                                          655,000       635,823
      3.875%, due 2/12/10                                        220,000       214,957
      6.21%, due 12/3/07                                         440,000       458,763
                                                                           -----------
                                                                             3,460,375
                                                                           -----------
      FEDERAL HOME LOAN MORTGAGE CORPORATION (0.0%)      ++
      3.25%, due 3/14/08                                         437,000       424,403
                                                                           -----------
      FEDERAL HOME LOAN MORTGAGE CORPORATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.4%)
      3.50%, due 11/15/23                                      1,289,068     1,266,488
      4.00%, due 3/15/27                                         352,495       350,641
      4.50%, due 8/15/21                                       1,030,211       998,266
      5.00%, due 9/15/28 - 9/15/29                               874,000       875,677
                                                                           -----------
                                                                             3,491,072
                                                                           -----------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION (0.1%)
      4.651%, due 2/17/09                                        874,000       860,278
                                                                           -----------
      FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.2%)
      5.00%, due 8/25/27 - 10/25/27                            1,468,000     1,467,664
                                                                           -----------
      GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (COLLATERALIZED MORTGAGE OBLIGATIONS) (0.1%)
      4.50%, due 11/20/28                                        399,921       399,542
      5.50%, due 3/16/32                                         874,000       883,510
                                                                           -----------
                                                                             1,283,052
                                                                           -----------
      Total Federal Agencies
      (Cost $13,197,816)                                                    12,916,777
                                                                           -----------
      Total Long-Term Bonds
         (Cost $397,518,661)                                               392,015,061
                                                                           -----------

                                                                SHARES
                                                               --------
      COMMON STOCKS (58.9%)
      AEROSPACE & DEFENSE (0.1%)
      Northrop Grumman Corp.
                                                                  24,182     1,340,892
      AUTO COMPONENTS (0.6%)                                               -----------
      Lear Corp.                                         (e)
                                                                 146,287     6,256,695
      AUTOMOBILES (0.8%)                                                   -----------
      Ford Motor Co.
                                                                 707,409     7,597,573
      BIOTECHNOLOGY (0.1%)                                                 -----------
      Biogen Idec, Inc.                                  (f)
                                                                  28,354     1,114,029
      BUILDING PRODUCTS (0.1%)                                             -----------
      ConocoPhillips
      Masco Corp.                                                 10,569       661,514
                                                                   9,410       319,093
                                                                           -----------
                                                                               980,607
                                                                           -----------

      CAPITAL MARKETS (3.8%)
      Bear Stearns Cos. (The), Inc.                                       66,247     6,764,481
      Janus Capital Group, Inc.                                           93,109     1,398,497
      Lehman Brothers Holdings, Inc.                                      80,359     8,448,142
 &    Merrill Lynch & Co., Inc.                                          188,898    11,103,424
 &    Morgan Stanley & Co.                                               204,678    10,858,168
      North Atlantic Trading Co.                         (d)(f)(g)(h)        130             1
                                                                                   -----------
                                                                                    38,572,713
                                                                                   -----------
      COMMERCIAL BANKS (4.7%)
      Bank of America Corp.                                              138,427     6,035,417
      Comerica, Inc.                                                     114,119     6,972,671
      Commerce Bancshares, Inc.                                          115,546     6,217,530
      Fifth Third Bancorp                                                182,859     7,881,223
      KeyCorp                                                            210,699     7,214,334
      M&T Bank Corp.                                                      60,761     6,593,176
      TCF Financial Corp.                                                224,343     6,162,702
      Wachovia Corp.                                                      13,324       671,263
                                                                                   -----------
                                                                                    47,748,316
                                                                                   -----------
      COMMERCIAL SERVICES & SUPPLIES (1.5%)
      Deluxe Corp.                                                        34,122     1,364,880
      Equifax, Inc.                                                      155,922     5,675,561
      IKON Office Solutions, Inc.                                        139,713     1,341,245
      Republic Services, Inc.                                            173,209     6,278,826
                                                                                   -----------
                                                                                    14,660,512
                                                                                   -----------
      COMPUTERS & PERIPHERALS (0.1%)
      Hewlett-Packard Co.                                                 24,638       606,588
                                                                                   -----------
      CONSUMER FINANCE (0.9%)
      AmeriCredit Corp.                                  (f)             228,736     6,111,826
      WFS Financial, Inc.                                                 53,508     3,209,945
                                                                                   -----------
                                                                                     9,321,771
                                                                                   -----------
      DIVERSIFIED FINANCIAL SERVICES (1.7%)
      CIT Group, Inc.                                    (e)             132,243     5,837,206
 &    Citigroup, Inc.                                                    255,852    11,129,562
                                                                                   -----------
                                                                                    16,966,768
                                                                                   -----------
      DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
      BellSouth Corp.                                                     31,315       864,294
      CenturyTel, Inc.                                                   187,417     6,441,522
                                                                                   -----------
                                                                                     7,305,816
                                                                                   -----------
      ELECTRIC UTILITIES (3.4%)
      American Electric Power Co., Inc.                                  187,728     7,265,074
      DPL, Inc.                                                          225,797     6,231,997
      Edison International                                               180,909     7,395,560
      Entergy Corp.                                                       98,089     7,645,057
      Reliant Energy, Inc.                               (f)             420,327     5,573,536
                                                                                   -----------
                                                                                    34,111,224
                                                                                   -----------
      FOOD & STAPLES RETAILING (0.1%)
      Albertson's, Inc.                                  (e)              54,355     1,158,305
                                                                                   -----------
      FOOD PRODUCTS (1.3%)
      Hershey Co. (The)                                  (e)              97,552     6,230,646
      Hormel Foods Corp.                                                 120,170     3,558,234

      Tyson Foods, Inc.-Class A                                     163,135     3,040,836
                                                                              -----------
                                                                               12,829,716
                                                                              -----------
      GAS UTILITIES (1.1%)
      Equitable Resources, Inc.                                      85,438     6,070,370
      Southern Union Co.                              (f)           186,006     4,731,993
                                                                              -----------
                                                                               10,802,363
                                                                              -----------
      HEALTH CARE PROVIDERS & SERVICES (1.5%)
      Aetna, Inc.                                                    80,681     6,244,709
      CIGNA Corp.                                                    66,664     7,116,382
      Humana, Inc.                                    (f)            53,723     2,140,862
      Skilled Healthcare Group, Inc.                  (d)(f)(g)(h)       27           432
                                                                              -----------
                                                                               15,502,385
                                                                              -----------
      HOTELS, RESTAURANTS & LEISURE (0.0%)            ++
      McDonald's Corp.                                               13,534       421,855
                                                                              -----------
      HOUSEHOLD DURABLES (0.9%)
      KB HOME                                         (e)             4,128       338,124
      Meritage Homes Corp.                            (f)            56,542     5,255,579
      Ryland Group, Inc.                                             47,733     3,856,826
                                                                              -----------
                                                                                9,450,529
                                                                              -----------
      HOUSEHOLD PRODUCTS (1.3%)
      Clorox Co.                                                    121,080     6,762,318
      Energizer Holdings, Inc.                        (f)            95,329     6,091,523
                                                                              -----------
                                                                               12,853,841
                                                                              -----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
      (0.6%)
      NRG Energy, Inc.                                (f)           168,439     6,459,636
                                                                              -----------
      INDUSTRIAL CONGLOMERATES (0.2%)
      Alleghany Corp.                                 (f)             6,188     1,894,394
                                                                              -----------
      INSURANCE (7.9%)
      Allmerica Financial Corp.                       (f)           158,094     6,165,666
 &    Allstate Corp. (The)                                          157,098     9,623,823
      American National Insurance Co.                                28,984     3,338,087
      AmerUs Group Co.                                              122,383     6,312,515
      Jefferson-Pilot Corp.                                         129,667     6,505,393
      Lincoln National Corp.                                        140,109     6,767,265
      MetLife, Inc.                                                 166,681     8,190,704
      Old Republic International Corp.                              237,243     6,230,001
      Progressive Corp. (The)                                         4,511       449,702
 &    Prudential Financial, Inc.                                    133,490     8,930,481
      SAFECO Corp.                                                  118,578     6,514,675
      StanCorp Financial Group, Inc.                                 75,818     6,546,126
      Torchmark Corp.                                                74,310     3,884,184
                                                                              -----------
                                                                               79,458,622
                                                                              -----------
      INTERNET (0.0%)                                 ++
      Globix Corp.                                    (d)(f)(g)(h)    2,795         4,950
                                                                              -----------
      LEISURE EQUIPMENT & PRODUCTS (0.7%)
      Mattel, Inc.                                                  351,355     6,552,771
                                                                              -----------
      MACHINERY - DIVERSIFIED (0.0%)                  ++
      MMH Holdings, Inc.                              (d)(f)(g)(h)      197         1,044
                                                                              -----------

      MEDIA (3.3%)
      Clear Channel Communications, Inc.                            219,932     7,178,580
      Comcast Corp.-Class A                           (f)           266,570     8,191,696
      Discovery Holding Co.-Class A                   (f)            76,771     1,095,522
      Liberty Media Corp.-Class A                     (f)           767,715     6,748,215
 &    Viacom, Inc. Class B                                          293,567     9,831,559
      Walt Disney Co.                                                16,002       410,291
                                                                              -----------
                                                                               33,455,863
                                                                              -----------
      MULTILINE RETAIL (1.7%)
      Dillard's, Inc.-Class A                                       256,196     5,856,641
      Federated Department Stores, Inc.                              93,247     7,074,650
      Sears Holdings Corp.                            (f)            26,584     4,100,050
                                                                              -----------
                                                                               17,031,341
                                                                              -----------
      OIL, GAS & CONSUMABLE FUELS (8.3%)
      Amerada Hess Corp.                              (e)            59,400     7,000,884
      Anadarko Petroleum Corp.                                       90,654     8,009,281
      Apache Corp.                                                  119,420     8,168,328
      Burlington Resources, Inc.                                    134,067     8,595,035
      Chevron Corp.                                                 119,697     6,943,623
 &    ExxonMobil Corp.                                              496,683    29,180,126
      Marathon Oil Corp.                                              7,281       424,919
      Overseas Shipholding Group, Inc.                               79,245     4,917,152
      Sunoco, Inc.                                                   50,962     6,407,452
      Williams Cos., Inc.                                           186,150     3,953,826
                                                                              -----------
                                                                               83,600,626
                                                                              -----------
      PHARMACEUTICALS (1.1%)
 &    Merck & Co., Inc.                                             343,794    10,678,242
                                                                              -----------
      REAL ESTATE (1.1%)
      Annaly Mortgage Management, Inc.                (e)           256,924     4,097,938
      Equity Office Properties Trust                                205,591     7,288,201
                                                                              -----------
                                                                               11,386,139
                                                                              -----------
      ROAD & RAIL (1.5%)
      Burlington Northern Santa Fe Corp.                            154,883     8,402,403
      CSX Corp.                                                       7,184       327,159
      Laidlaw International, Inc.                                   241,944     6,217,961
      Norfolk Southern Corp.                                          8,647       321,755
                                                                              -----------
                                                                               15,269,278
                                                                              -----------
      SPECIALTY RETAIL (1.2%)
      AutoNation, Inc.                                (f)           289,165     6,243,072
      Circuit City Stores, Inc.                                     319,517     5,831,185
                                                                              -----------
                                                                               12,074,257
                                                                              -----------
      TELECOMMUNICATIONS (0.8%)
      Alltel Corp.                                                  121,809     8,100,299
      NEON Communications, Inc.                                       2,630            26
                                                                              -----------
                                                                                8,100,325
                                                                              -----------
      TEXTILES, APPAREL & LUXURY GOODS (0.1%)
      Reebok International, Ltd.                                     18,817       795,959
                                                                              -----------
      THRIFTS & MORTGAGE FINANCE (3.2%)
      Astoria Financial Corp.                                       217,659     6,081,392

      Doral Financial Corp.                           (e)                 380,225          5,866,872
 &    Freddie Mac                                                         154,468          9,774,735
      Fremont General Corp.                                                93,868          2,294,134
      Golden West Financial Corp.                                           5,405            351,974
      MGIC Investment Corp.                                                93,709          6,426,563
      Radian Group, Inc.                                                   21,715          1,120,060
      Washington Mutual, Inc.                                              11,552            490,729
                                                                                         -----------
                                                                                          32,406,459
                                                                                         -----------
      TOBACCO (2.1%)
      Altria Group, Inc.                                                  120,255          8,052,275
      Reynolds American, Inc.                                              79,915          6,657,719
      UST, Inc.                                                           137,786          6,340,912
                                                                                         -----------
                                                                                          21,050,906
                                                                                         -----------
      TRADING COMPANIES & DISTRIBUTORS (0.4%)
      WW Grainger, Inc.                                                    61,633          3,840,969
                                                                                         -----------
      Total Common Stocks
         (Cost $537,971,265)                                                             593,664,279
                                                                                         -----------
      CONVERTIBLE PREFERRED STOCK (0.0%)              ++
      INTERNET (0.0%)                                 ++
      Globix Corp.
      0.00%                                           (f)                   1,182              2,243
                                                                                         -----------
      Total Convertible Preferred Stock
         (Cost $3,240)                                                                         2,243
                                                                                         -----------
      INVESTMENT COMPANIES (0.5%)
      CAPITAL MARKETS  (0.5%)
      iShares Russell 1000 Value Index Fund           (i)                  11,800            810,660
      iShares Russell 1000 Index Fund                 (i)                  67,000          4,495,700
                                                                                         -----------
      Total Investment Companies
         (Cost $5,305,800)                                                                 5,306,360
                                                                                         -----------

                                                                    NUMBER OF WARRANTS
                                                                    ------------------
      WARRANTS (0.0%)                                 ++
      TELECOMMUNICATIONS (0.0%)                       ++
      NEON Communications, Inc.
      Strike Price $0.01
      Expire 12/02/12                                 (d)(f)(g)(h)         4,021                  40
                                                                                         -----------
      WIRELESS TELECOMMUNICATION SERVICES (0.0%)      ++
      Ubiquitel Operating Co., Inc.
      Strike Price $22.74
      Expire 4/15/10                                  (c)(d)(f)               65                   1
                                                                                         -----------
      Total Warrants
         (Total Cost $7,137)                                                                      41
                                                                                         -----------

                                                                     PRINCIPAL AMOUNT
                                                                    -----------------
      SHORT-TERM INVESTMENTS (2.7%)
      INVESTMENT COMPANIES (2.7%)
      BGI Institutional Money Market Fund             (j)               $27,617,058       27,617,058
                                                                                         -----------
      Total Investment Companies

         (Cost $27,617,058)                                             27,617,058
                                                                    --------------
      Total Short-Term Investments                                      27,617,058
                                                                    --------------
         (Cost $27,617,058)
      Total Investments
         (Cost $968,423,161)                          (k)   101.0%   1,018,605,042(l)
      Liabilities in Excess of Cash and Other
         Assets                                              (1.0)     (10,126,253)
                                                            -----   --------------
              Net Assets                                    100.0%  $1,008,478,789
                                                            =====   ==============

+    Percentages indicated are based on Fund net assets.

++   Less than one tenth of a percent.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Issue in default.

(b)  Issuer in bankruptcy

(c)  May be sold to institutional investors only.

(d)  Illiquid security.

(e)  Represents security, or a portion thereof, which is out on loan.

(f)  Non-income producing security.

(g)  Restricted security.

(h) Fair valued security. The total market value of these securities at July 31, 2005 is $6,427, which reflects 0.000% of the Fund's net assets.

(i) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(j) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(k)  The cost for federal income tax purposes is $968,525,906.

(l) At July 31, 2005 net unrealized appreciation was $50,079,136, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $60,122,142 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $10,043,006.

      MAINSTAY MID CAP OPPORTUNITY FUND
      PORTFOLIO OF INVESTMENTS July 31, 2005 unaudited

                                                            SHARES      VALUE
                                                            ------   -----------
      COMMON STOCKS (97.1%)                           +
      AUTO COMPONENTS (3.1%)
      Autoliv, Inc.                                         25,681    $1,144,089
      Goodyear Tire & Rubber Co. (The)                (a)   47,265       822,884
      Lear Corp.                                            27,114     1,159,666
                                                                     -----------
                                                                       3,126,639
                                                                     -----------
      BEVERAGES (1.0%)
      PepsiAmericas, Inc.                                   41,269     1,063,915
                                                                     -----------
      BUILDING PRODUCTS (1.1%)
      USG Corp.                                       (a)   21,925     1,072,133
                                                                     -----------
      CAPITAL MARKETS (1.6%)
 &    Bear Stearns Cos. (The), Inc.                         15,484     1,581,071
                                                                     -----------
      COMMERCIAL BANKS (7.5%)
      Comerica, Inc.                                        23,764     1,451,980
      Commerce Bancshares, Inc.                             21,041     1,132,216
 &    KeyCorp                                               48,722     1,668,241
      M&T Bank Corp.                                        12,657     1,373,411
      Popular, Inc.                                         51,748     1,335,098
      TCF Financial Corp.                                   24,607       675,954
                                                                     -----------
                                                                       7,636,900
                                                                     -----------
      COMMERCIAL SERVICES & SUPPLIES (2.7%)
      Deluxe Corp.                                           7,353       294,120
      Equifax, Inc.                                         28,544     1,039,002
      IKON Office Solutions, Inc.                           24,846       238,522
      Republic Services, Inc.                               33,789     1,224,851
                                                                     -----------
                                                                       2,796,495
                                                                     -----------
      CONSTRUCTION MATERIALS (1.6%)
      Lafarge North America, Inc.                            9,545       666,050
      Martin Marietta Materials, Inc.                       13,778     1,001,523
                                                                     -----------
                                                                       1,667,573
                                                                     -----------
      CONSUMER FINANCE (1.7%)
      AmeriCredit Corp.                               (a)   40,647     1,086,088
      WFS Financial, Inc.                                   11,058       663,369
                                                                     -----------
                                                                       1,749,457
                                                                     -----------
      DIVERSIFIED FINANCIAL SERVICES (2.6%)
      CIT Group, Inc.                                       22,253       982,247
 &    Principal Financial Group, Inc.                       37,211     1,635,424
                                                                     -----------
                                                                       2,617,671
                                                                     -----------
      DIVERSIFIED TELECOMMUNICATION SERVICES (1.9%)
      CenturyTel, Inc.                                      36,274     1,246,737
      PanAmSat Holding Corp.                                31,339       634,615
                                                                     -----------
                                                                       1,881,352
                                                                     -----------

      ELECTRIC UTILITIES (6.6%)
 &    American Electric Power Co., Inc.                           44,839   1,735,269
      DPL, Inc.                                                   42,266   1,166,542
 &    Edison International                                        41,788   1,708,293
      PNM Resources, Inc.                                         37,398   1,099,127
      Reliant Energy, Inc.                                  (a)   66,692     884,336
      Xcel Energy, Inc.                                            8,423     163,490
                                                                           ---------
                                                                           6,757,057
                                                                           ---------
      ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
      Tektronix, Inc.                                             11,270     282,426
                                                                           ---------
      FOOD & STAPLES RETAILING (0.5%)
      Albertson's, Inc.                                           25,690     547,454
                                                                           ---------
      FOOD PRODUCTS (1.8%)
      McCormick & Co., Inc.                                 (b)    8,890     309,194
      Pilgrim's Pride Corp.-Class B                               20,027     758,022
      Tyson Foods, Inc.-Class A                                   40,755     759,673
                                                                           ---------
                                                                           1,826,889
                                                                           ---------
      GAS UTILITIES (3.1%)
      Equitable Resources, Inc.                                   14,049     998,182
      KeySpan Corp.                                               33,267   1,353,634
      Southern Union Co.                                    (a)   33,328     847,864
                                                                           ---------
                                                                           3,199,680
                                                                           ---------
      HEALTH CARE PROVIDERS & SERVICES (7.2%)
      AmerisourceBergen Corp.                                     19,326   1,387,414
 &    CIGNA Corp.                                                 16,476   1,758,813
      Community Health Systems, Inc.                        (a)   28,633   1,105,520
      Health Net, Inc.                                      (a)   27,908   1,082,830
      Humana, Inc.                                          (a)   24,876     991,309
      Sierra Health Services, Inc.                          (a)   15,331   1,033,923
                                                                           ---------
                                                                           7,359,809
                                                                           ---------
      HOUSEHOLD DURABLES (4.0%)
      Black & Decker Corp.                                         5,513     497,879
      Meritage Homes Corp.                                  (a)    7,094     659,387
      Ryland Group, Inc.                                          12,750   1,030,200
      Standard-Pacific Corp.                                      12,012   1,145,825
      Stanley Works (The)                                         15,496     758,219
                                                                           ---------
                                                                           4,091,510
                                                                           ---------
      HOUSEHOLD PRODUCTS (2.2%)
      Clorox Co.                                                  21,763   1,215,464
      Energizer Holdings, Inc.                              (a)   15,776   1,008,086
                                                                           ---------
                                                                           2,223,550
                                                                           ---------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.2%)
      NRG Energy, Inc.                                      (a)   30,816   1,181,794
                                                                           ---------
      INDUSTRIAL CONGLOMERATES (0.1%)
      Alleghany Corp.                                       (a)      379     116,027
                                                                           ---------
      INSURANCE (10.5%)
      Allmerica Financial Corp.                             (a)   28,636   1,116,804
      American National Insurance Co.                              4,945     569,516

      AmerUs Group Co.                                      22,052    1,137,442
      Jefferson-Pilot Corp.                                 26,741    1,341,596
 &    Lincoln National Corp.                                30,146    1,456,052
      MBIA, Inc.                                             6,349      385,638
      Old Republic International Corp.                      47,328    1,242,833
      SAFECO Corp.                                          24,314    1,335,811
      Stancorp Financial Group, Inc.                        13,834    1,194,428
      Torchmark Corp.                                       17,806      930,720
                                                                     ----------
                                                                     10,710,840
                                                                     ----------
      IT SERVICES (1.6%)
      Convergys Corp.                                 (a)   57,277      833,380
      Sabre Holdings Corp.-Class A                          42,349      813,101
                                                                     ----------
                                                                      1,646,481
                                                                     ----------
      LEISURE EQUIPMENT & PRODUCTS (2.4%)
      Eastman Kodak Co.                                     39,572    1,058,155
      Mattel, Inc.                                          71,826    1,339,555
                                                                     ----------
                                                                      2,397,710
                                                                     ----------
      METALS & MINING (1.6%)
      Nucor Corp.                                           21,730    1,204,929
      United States Steel Corp.                              8,743      372,889
                                                                     ----------
                                                                      1,577,818
                                                                     ----------
      MULTILINE RETAIL (3.8%)
      Dillard's, Inc.-Class A                               46,370    1,060,018
 &    Federated Department Stores, Inc.                     21,332    1,618,459
      Sears Holdings Corp.                            (a)    7,649    1,179,705
                                                                     ----------
                                                                      3,858,182
                                                                     ----------
      MULTI-UTILITIES (1.2%)
      Wisconsin Energy Corp.                                30,938    1,242,161
                                                                     ----------
      OIL, GAS & CONSUMABLE FUELS (4.1%)
      Amerada Hess Corp.                                    10,159    1,197,340
      Kinder Morgan, Inc.                                   11,293    1,003,496
      Overseas Shipholding Group, Inc.                       4,369      271,097
      Sunoco, Inc.                                           8,669    1,089,953
      Williams Cos., Inc.                                   29,392      624,286
                                                                     ----------
                                                                      4,186,172
                                                                     ----------
      PAPER & FOREST PRODUCTS (0.8%)
      Louisiana-Pacific Corp.                               29,856      800,738
                                                                     ----------
      REAL ESTATE (4.4%)
      AMB Property Corp.                                     8,161      375,324
      Apartment Investment & Management Co.-Class A         20,822      916,168
      Crescent Real Estate Equities Co.                     53,810    1,050,371
 &    Equity Office Properties Trust                        47,665    1,689,724
      New Century Financial Corp.                            8,261      432,711
                                                                     ----------
                                                                      4,464,298
                                                                     ----------
      ROAD & RAIL (3.6%)
 &    CSX Corp.                                             32,168    1,464,931
      Laidlaw International, Inc.                     (a)   43,272    1,112,090
      Norfolk Southern Corp.                                 1,909       71,034
      Swift Transportation Co., Inc.                  (a)   45,477    1,000,039

                                                                     ------------
                                                                        3,648,094
                                                                     ------------
      SPECIALTY RETAIL (2.2%)
      AutoNation, Inc.                                (a)   55,049      1,188,508
      Circuit City Stores, Inc.                             59,848      1,092,226
                                                                     ------------
                                                                        2,280,734
                                                                     ------------
      TEXTILES, APPAREL & LUXURY GOODS (0.2%)
      Reebok International, Ltd.                             4,960        209,808
                                                                     ------------
      THRIFTS & MORTGAGE FINANCE (5.3%)
      Astoria Financial Corp.                               39,981      1,117,069
      Doral Financial Corp.                                 64,273        991,732
      Fremont General Corp.                                 41,867      1,023,230
      IndyMac Bancorp, Inc.                                  9,382        409,149
      MGIC Investment Corp.                                 18,923      1,297,739
      PMI Group, Inc. (The)                                  7,180        294,021
      Radian Group, Inc.                                     5,393        278,171
                                                                     ------------
                                                                        5,411,111
                                                                     ------------
      TOBACCO (2.5%)
      Reynolds American, Inc.                               15,810      1,317,131
      UST, Inc.                                             26,428      1,216,217
                                                                     ------------
                                                                        2,533,348
                                                                     ------------
      TRADING COMPANIES & DISTRIBUTORS (1.1%)
      WW Grainger, Inc.                                     17,790      1,108,673
                                                                     ------------
      Total Common Stocks
         (Cost $90,578,734)                                            98,855,570
                                                                     ------------
      INVESTMENT COMPANIES (2.4%)
      CAPITAL MARKETS (2.4%)
      iShares Russell Midcap Index Fund               (c)    8,000        691,200
      iShares Russell Midcap Value Index Fund         (c)    7,200        890,712
      iShares S&P MidCap 400/BARRA Value Index Fund   (c)   12,500        878,875
                                                                     ------------
      Total Investment Companies
         (Cost $2,467,695)                                              2,460,787
                                                                     ------------
      Total Investments
         (Cost $93,046,429)                           (d)     99.5%   101,316,357(e)
      Cash and Other Assets
      Less Liabilities                                         0.5        480,940
                                                            ------   ------------
      Net Assets                                             100.0%  $101,797,297
                                                            ======   ============

+    Percentages indicated are based on Fund net assets.

& Among the Fund's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b)  Nonvoting shares.

(c) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(d)  The cost for federal income tax purposes is $93,056,447.

(e) At July 31, 2005 net unrealized appreciation was $8,259,910, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $9,094,975 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $835,065.

MAINSTAY SMALL CAP OPPORTUNITY FUND
PORTFOLIO OF INVESTMENTS July 31, 2005 unaudited

                                                             SHARES      VALUE
                                                            -------   -----------
      COMMON STOCKS (99.2%)                           +
      AIR FREIGHT & LOGISTICS (0.7%)
      Park-Ohio Holdings Corp.                        (a)   182,606   $ 3,710,554
                                                                      -----------
      AIRLINES (0.4%)
      Skywest, Inc.                                          88,832     1,843,264
                                                                      -----------
      AUTO COMPONENTS (1.0%)
      Midas, Inc.                                     (a)    73,633     1,703,131
      R&B, Inc.                                       (a)    72,819       921,889
      Visteon Corp.                                         249,715     2,222,464
                                                                      -----------
                                                                        4,847,484
                                                                      -----------
      CAPITAL MARKETS (0.5%)
      Capital Southwest Corp.                                10,852       973,424
      Investment Technology Group, Inc.               (a)    68,854     1,764,040
                                                                      -----------
                                                                        2,737,464
                                                                      -----------
      CHEMICALS (0.6%)
      Sensient Technologies Corp.                            86,098     1,636,723
      Terra Industries, Inc.                          (a)   156,352     1,313,357
                                                                      -----------
                                                                        2,950,080
                                                                      -----------
      COMMERCIAL BANKS (1.7%)
      Citizens & Northern Corp.                               9,144       315,788
      First Community Bancorp                                17,162       879,381
      First Indiana Corp.                                    12,694       410,397
      Macatawa Bank Corp.                                    19,472       770,507
      Umpqua Holdings Corp.                                 238,361     5,942,340
                                                                      -----------
                                                                        8,318,413
                                                                      -----------
      COMMERCIAL SERVICES & SUPPLIES (2.6%)
      Ambassadors International, Inc.                        33,538       503,070
      Consolidated Graphics, Inc.                     (a)    12,937       551,116
      Corrections Corp. of America                    (a)   144,708     5,439,574
      FTI Consulting, Inc.                            (a)    92,902     2,238,938
      Hudson Highland Group, Inc.                     (a)   122,564     2,546,880
      Pico Holdings, Inc.                             (a)    54,285     1,624,750
                                                                      -----------
                                                                       12,904,328
                                                                      -----------
      COMMUNICATIONS EQUIPMENT (1.5%)
      Digi International, Inc.                        (a)    81,570       889,113
      MRV Communications, Inc.                        (a)   819,291     1,745,090
      UtStarcom, Inc.                                 (a)   584,713     5,157,169
                                                                      -----------
                                                                        7,791,372
                                                                      -----------
      COMPUTERS & PERIPHERALS (1.3%)
      Hutchinson Technology, Inc.                     (a)   168,290     5,602,374
      Intergraph Corp.                                (a)     5,111       194,371
      Komag, Inc.                                     (a)    18,330       650,348
                                                                      -----------
                                                                        6,447,093
                                                                      -----------

      CONSTRUCTION & ENGINEERING (1.8%)
      Quanta Services, Inc.                           (a)   274,566    2,888,434
      Washington Group International, Inc.            (a)   114,234    6,161,782
                                                                      ----------
                                                                       9,050,216
                                                                      ----------
      CONSTRUCTION MATERIALS (0.6%)
      Texas Industries, Inc.                                 38,266    2,817,526
                                                                      ----------
      CONSUMER FINANCE (0.5%)
      Advanta Corp.-Class B                                  77,984    2,332,501
                                                                      ----------
      CONTAINERS & PACKAGING (0.8%)
      Greif, Inc.-Class A                                    66,738    4,204,494
                                                                      ----------
      DIVERSIFIED CONSUMER SERVICES (0.5%)
      Alderwoods Group, Inc.                          (a)   140,863    2,253,808
                                                                      ----------
      DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
      Commonwealth Telephone Enterprises, Inc.               48,484    2,075,115
                                                                      ----------
      ELECTRIC UTILITIES (6.3%)
      Allegheny Energy, Inc.                          (a)    33,734      961,419
      Cleco Corp.                                            49,308    1,108,444
      El Paso Electric Co.                            (a)   271,930    5,884,565
      Empire District Electric Co. (The)                     39,763      961,469
 &    PNM Resources, Inc.                                   225,956    6,640,847
      Sierra Pacific Resources                        (a)   491,112    6,374,634
 &    Westar Energy, Inc.                                   402,405    9,790,514
                                                                      ----------
                                                                      31,721,892
                                                                      ----------
      ELECTRICAL EQUIPMENT (1.2%)
      General Cable Corp.                             (a)    41,253      684,800
      Regal-Beloit Corp.                                    177,111    5,578,997
                                                                      ----------
                                                                       6,263,797
                                                                      ----------
      ENERGY EQUIPMENT & SERVICES (2.2%)
 &    Helmerich & Payne, Inc.                               133,551    7,628,433
      Maverick Tube Corp.                             (a)    76,036    2,522,114
      SEACOR Holdings, Inc.                           (a)    15,005      993,931
                                                                      ----------
                                                                      11,144,478
                                                                      ----------
      FOOD & STAPLES RETAILING (2.0%)
      Ingles Markets, Inc.-Class A                          205,727    3,250,487
      Nash Finch Co.                                        129,547    5,341,223
      Smart & Final, Inc.                             (a)   104,325    1,457,420
                                                                      ----------
                                                                      10,049,130
                                                                      ----------
      FOOD PRODUCTS (3.7%)
      Chiquita Brands International, Inc.                   198,668    5,995,800
      Ralcorp Holdings, Inc.                                149,236    6,417,148
      Sanderson Farms, Inc.                                  26,848    1,156,880
      Seaboard Corp.                                          3,101    5,330,650
                                                                      ----------
                                                                      18,900,478
                                                                      ----------
      GAS UTILITIES (3.3%)
      Energen Corp.                                         174,612    6,128,881
      New Jersey Resources Corp.                              2,431      114,889
      Northwest Natural Gas Co.                             119,240    4,601,472
      South Jersey Industries, Inc.                          17,084      501,757

      WGL Holdings, Inc.                                     155,955    5,372,650
                                                                       ----------
                                                                       16,719,649
                                                                       ----------
      HEALTH CARE EQUIPMENT & SUPPLIES (1.1%)
      Dade Behring Holdings, Inc.                             20,496    1,553,597
      Haemonetics Corp.                              (a)      92,365    3,900,574
      Vital Signs, Inc.                                        5,828      263,309
                                                                       ----------
                                                                        5,717,480
                                                                       ----------
      HEALTH CARE PROVIDERS & SERVICES (4.6%)
      Alliance Imaging, Inc.                         (a)     126,834    1,301,316
      Genesis HealthCare Corp.                       (a)     123,784    5,566,567
      Gentiva Health Services, Inc.                  (a)     193,576    3,734,081
      Kindred Healthcare, Inc.                       (a)     116,938    4,296,302
      Medcath Corp.                                  (a)      47,839    1,301,699
 &    Sunrise Senior Living, Inc.                    (a)     133,470    7,073,910
                                                                       ----------
                                                                       23,273,875
                                                                       ----------
      HOTELS, RESTAURANTS & LEISURE (3.1%)
      Jack in the Box, Inc.                          (a)      65,033    2,474,506
      La Quinta Corp.                                (a)     298,980    2,690,820
      Lone Star Steakhouse & Saloon                           24,104      724,566
      Magna Entertainment Corp.-Class A              (a)     393,892    2,713,916
      Marcus Corp.                                           171,201    3,677,398
      O'Charley's, Inc.                              (a)      32,836      588,093
      Vail Resorts, Inc.                             (a)      92,637    2,631,817
                                                                       ----------
                                                                       15,501,116
                                                                       ----------
      HOUSEHOLD DURABLES (3.1%)
      Avatar Holdings, Inc.                          (a)      10,420      554,344
      Blount International, Inc.                     (a)     210,905    3,707,710
      California Coastal Communities, Inc.           (a)      86,346    3,184,440
      MDC Holdings, Inc.                                      16,377    1,398,923
      National Presto Industries, Inc.                        97,785    4,360,233
      WCI Communities, Inc.                          (a)      75,065    2,549,207
                                                                       ----------
                                                                       15,754,857
                                                                       ----------
      INDEPENDENT POWER PRODUCERS & ENERGY TRADERS
         (1.7%)
      Black Hills Corp.                                       52,563    2,096,212
      Dynegy, Inc.-Class A                           (a)   1,126,563    6,263,690
                                                                       ----------
                                                                        8,359,902
                                                                       ----------
      INSURANCE (14.1%)
      21st Century Insurance Group                            18,901      288,240
      Allmerica Financial Corp.                      (a)      69,940    2,727,660
      American Equity Investment Life Holding Co.            132,401    1,480,243
      American Physicians Capital, Inc.              (a)      29,211    1,164,058
 &    AmerUs Group Co.                                       158,506    8,175,740
      Argonaut Group, Inc.                           (a)     219,462    5,273,671
 &    Commerce Group, Inc.                                   119,056    7,423,141
      Delphi Financial Group, Inc.-Class A                    29,055    1,409,458
      FBL Financial Group, Inc.-Class A                       35,616    1,064,918
      FPIC Insurance Group, Inc.                     (a)      54,956    1,831,683
      Harleysville Group, Inc.                                26,268      579,209
      Horace Mann Educators Corp.                             37,307      745,394
      Kansas City Life Insurance Co.                           9,366      473,639
      LandAmerica Financial Group, Inc.                       64,068    4,015,782
      Midland Co. (The)                                       19,019      718,728
      National Western Life Insurance Co -Class A    (a)       3,459      709,095
      Odyssey Re Holdings Corp.                               37,848      960,204

      Ohio Casualty Corp.                        247,035    6,311,744
      Phoenix Cos. (The), Inc.                   103,568    1,304,957
      RLI Corp.                                   74,906    3,565,526
      Safety Insurance Group, Inc.                42,542    1,539,595
      Selective Insurance Group                   72,468    3,608,182
      Stewart Information Services Corp.          43,071    2,026,921
      United Fire & Casualty Co.                 120,090    5,377,630
      Universal American Financial Corp.   (a)   167,967    4,135,348
      Zenith National Insurance Corp.             59,550    4,147,062
                                                           ----------
                                                           71,057,828
                                                           ----------
      INTERNET & CATALOG RETAIL (0.1%)
      Systemax, Inc.                       (a)    73,977      514,880
                                                           ----------
      MACHINERY (2.8%)
      Circor International, Inc.                  16,804      467,991
      EnPro Industries, Inc.               (a)   185,766    5,647,286
      NACCO Industries, Inc.-Class A              47,995    5,548,222
      Terex Corp.                          (a)    49,442    2,393,982
                                                           ----------
                                                           14,057,481
                                                           ----------
      MEDIA (1.1%)
      Carmike Cinemas, Inc.                        5,522      166,654
      Lin TV Corp.-Class A                 (a)    70,972    1,009,222
      RCN Corp.                            (a)   106,713    2,580,320
      Scholastic Corp.                     (a)    54,358    2,009,615
                                                           ----------
                                                            5,765,811
                                                           ----------
      METALS & MINING (2.4%)
      AK Steel Holding Corp.               (a)   241,764    2,229,064
      AM Castle & Co.                      (a)   131,366    1,998,077
      Commercial Metals Co.                       42,996    1,235,705
      Ryerson Tull, Inc.                         206,656    3,947,130
      Steel Dynamics, Inc.                        43,726    1,406,228
      Steel Technologies, Inc.                    59,255    1,269,835
                                                           ----------
                                                           12,086,039
                                                           ----------
      MULTILINE RETAIL (0.3%)
      Dillard's, Inc.-Class A                     66,576    1,521,927
                                                           ----------
      MULTI-UTILITIES (1.0%)
      CMS Energy Corp.                     (a)   312,446    4,949,144
                                                           ----------
      OIL, GAS & CONSUMABLE FUELS (8.5%)
      Cabot Oil & Gas Corp.                       13,390      542,563
      Callon Petroleum Co.                 (a)   225,291    4,102,549
      Denbury Resources, Inc.              (a)       795       37,206
      Encore Acquisition Co.               (a)   113,782    3,588,684
      Giant Industries, Inc.               (a)    91,779    3,599,572
      Houston Exploration Co.              (a)   105,905    6,120,250
 &    Overseas Shipholding Group, Inc.           123,366    7,654,860
      Petroleum Development Corp.          (a)    21,884      819,337
      Remington Oil & Gas Corp.            (a)    29,765    1,173,039
      St. Mary Land & Exploration Co.            131,317    4,149,617
      Swift Energy Co.                     (a)    85,688    3,494,357
      Tesoro Corp.                                39,725    1,915,540
      USEC, Inc.                                  44,966      705,517
      Vintage Petroleum, Inc.                    146,224    5,136,849
                                                           ----------
                                                           43,039,940
                                                           ----------

      PAPER & FOREST PRODUCTS (0.2%)
      Louisiana-Pacific Corp.                                  40,879    1,096,375
                                                                        ----------
      REAL ESTATE (5.5%)
      American Home Mortgage Investment Corp.                 157,175    6,037,092
      Arbor Realty Trust, Inc.                                 27,840      857,472
      Capital Automotive                                       90,810    3,566,109
      Capital Trust, Inc., NY -Class A                         20,095      672,178
      Commercial Net Lease Realty                              86,027    1,785,060
      Criimi MAE, Inc.                                (a)     141,167    3,050,619
      FelCor Lodging Trust, Inc.                      (a)     186,698    2,903,154
      LaSalle Hotel Properties                                141,516    4,927,587
      Luminent Mortgage Capital, Inc.                         132,919    1,412,929
      Trammell Crow Co.                               (a)      97,084    2,452,342
                                                                        ----------
                                                                        27,664,542
                                                                        ----------
      ROAD & RAIL (4.7%)
      Dollar Thrifty Automotive Group                 (a)      36,888    1,154,594
 &    Florida East Coast Industries                           151,735    7,131,545
      Kansas City Southern                            (a)     199,348    4,497,291
 &    Laidlaw International, Inc.                             320,477    8,236,259
      RailAmerica, Inc.                               (a)     171,767    2,021,698
      SCS Transportation, Inc.                        (a)      50,511      913,239
                                                                        ----------
                                                                        23,954,626
                                                                        ----------
      SOFTWARE (2.0%)
      Cimarex Energy Co.                              (a)      78,200    3,279,708
      Reynolds & Reynolds Co. (The)-Class A                    48,179    1,348,048
      Take-Two Interactive Software, Inc.             (a)     219,385    5,399,065
                                                                        ----------
                                                                        10,026,821
                                                                        ----------
      SPECIALTY RETAIL (1.5%)
      Burlington Coat Factory Warehouse Corp.                 137,114    5,625,787
      Rent-Way, Inc.                                  (a)     104,776    1,019,470
      Stage Stores, Inc.                                       19,120      844,530
                                                                        ----------
                                                                         7,489,787
                                                                        ----------
      TEXTILES, APPAREL & LUXURY GOODS (1.4%)
      Hartmarx Corp.                                  (a)      95,332      974,293
      Phillips-Van Heusen Corp.                                22,876      775,496
      Warnaco Group (The), Inc.                       (a)     220,368    5,365,961
                                                                        ----------
                                                                         7,115,750
                                                                        ----------
      THRIFTS & MORTGAGE FINANCE (4.5%)
      Bankunited Financial Corp.-Class A                       73,685    1,945,284
      Corus Bankshares, Inc.                                   54,533    3,421,400
      Doral Financial Corp.                                   293,609    4,530,387
 &    Downey Financial Corp.                                   84,548    6,547,397
      FirstFed Financial Corp.                        (a)      36,516    2,281,519
      Franklin Bank Corp./Houston, TX                 (a)      22,643      415,952
      Harbor Florida Bancshares, Inc.                             826       31,702
      ITLA Capital Corp.                              (a)      31,197    1,809,114
      Sterling Financial Corp./WA                     (a)      19,320      754,060
      TierOne Corp.                                            31,674      918,863
                                                                        ----------
                                                                        22,655,678
                                                                        ----------
       TRADING COMPANIES & DISTRIBUTORS (1.8%)
       GATX Corp.                                             171,242    6,472,948
       Huttig Building Products, Inc.                 (a)      95,564      864,854
       Watsco, Inc.                                            40,817    1,933,093

                                                                        -----------
                                                                          9,270,895
                                                                        -----------
      WIRELESS TELECOMMUNICATION SERVICES (0.1%)
      Price Communications Corp.                      (a)      28,353       499,863
                                                                        -----------
      Total Common Stocks
         (Cost $437,156,490)                                            500,457,753
                                                                        -----------

                                                              SHARES        VALUE
                                                            ---------   ------------
      INVESTMENT COMPANIES (0.3%)
      CAPITAL MARKETS (0.3%)
      iShares Russell 2000 Value Index Fund           (b)      24,000      1,636,320
                                                                        ------------
      Total Investment Companies (Cost $1,636,529)                         1,636,320
                                                                        ------------
      Total Investments
         (Cost $438,793,019)                          (c)        99.5%   502,094,073(d)
      Cash and Other Assets Less Liabilities                      0.5      2,725,773
                                                            ---------   ------------
      Net Assets                                                100.0%  $504,819,846
                                                            =========   ============

+    Percentages indicated are based on Fund net assets.

& Among the Portfolio's 10 largest holdings, excluding short-term investments. May be subject to change daily.

(a)  Non-income producing security.

(b) Exchange Traded Fund - represents a basket of securities that are traded on an exchange.

(c)  The cost for federal income tax purposes is $438,797,388.

(d) At July 31, 2005 net unrealized appreciation was $63,296,685, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $68,457,530 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,160,845.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Christopher O. Blunt
    ---------------------------------
    CHRISTOPHER O. BLUNT
    President

Date: September 29, 2005


By: /s/ JEFFREY J. GABOURY
    ---------------------------------
    JEFFREY J. GABOURY
    Vice President, Treasurer and
    Chief Financial Officer

Date: September 29, 2005